Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nanox ARC [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues
Segment operating loss	(56,875)	$ (43,923)	$ (22,571)
Depreciation and amortization expenses	458	208	53
Stock based compensation	18,433	24,781	16,245
Radiology Services [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	1,034
Segment operating loss	(530)
Depreciation and amortization expenses	441
Stock based compensation	37
AI Solutions [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	270
Segment operating loss	(4,153)
Depreciation and amortization expenses	1,393
Stock based compensation	336
Total [Member]
Segments of Operations (Details) - Schedule of reportable operating segments based on net sales and operating loss [Line Items]
Revenues	1,304
Segment operating loss	(61,558)	(43,923)	(22,571)
Financial expense		108
Financial income	288		8
Loss before taxes on income	(61,846)	(43,815)	(22,563)
Depreciation and amortization expenses	2,292	208	53
Stock based compensation	$ 18,806	$ 24,781	$ 16,245